Property and Equipment	12 Months Ended
Jan. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6. Property and Equipment

Property and equipment, net consisted of the following:

	As of January 31,
	2019	2020
Furniture and fixtures	$4,407	$5,279
Computers and equipment	2,743	3,907
Leasehold Improvements	6,834	8,436
Construction-in-progress	42	2,055

	14,026	19,677
Less accumulated depreciation	(3,620)	(6,200)

	$10,406	$13,477

The Company recognized depreciation expense as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
Cost of revenues	$346	$534	$949
Sales and marketing	238	368	739
Research and development	270	383	835
General and administrative	116	173	338

Total depreciation expense	$970	$1,458	$2,861

Subsequent to January 31, 2020, the Company entered into commitments in the amount of $1.2 million for additional furniture and fixtures and leasehold improvements.